CONSOLIDATED STATEMENTS OF CASH FLOWS - SUPPLEMENTAL (Parenthetical) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH:
Cash and cash equivalents, beginning of period	$ 436,507	$ 168,336	$ 27,316
Restricted cash, beginning of period	101	330	882
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	436,608	168,666	28,198
Cash and cash equivalents, end of period	286,662	436,507	168,336
Restricted cash, end of period	4,561	101	330
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$ 291,223	$ 436,608	$ 168,666